Prepaid Expenses and Other Current Assets ( Summary of Prepaid Expenses and Other Current Assets) (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Prepaid And Other Current Assets [Line Items]
Prepaid manufacturing fees	$ 4,550,000	[1]	$ 793,531
Deferred tax assets	781,136
Prepaid insurance	353,489		162,739
Other prepaid assets	98,419		40,000
Other receivables	61,586
Prepaid expenses and other current assets , Total	$ 5,844,630		$ 996,270

[1]	During 2012, the Company paid amounts to its primary manufacturer of active pharmaceutical ingredient for the production of validation batches that are anticipated to be produced in 2013.